Common share capital (Details)			1 Months Ended			12 Months Ended
	Jan. 29, 2014 shares	Mar. 31, 2011 shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2012 shares	Feb. 28, 2011 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2015 USD ($) $ / shares shares
Common Shares [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.10			$ 0.10	$ 0.10	$ 0.1	$ 5.00
Authorized share capital (shares)						100,000,000		100,000,000
Authorized share capital | $						$ 10,000,000		$ 10,000,000
Issued and fully paid share capital (shares)						24,351,618		24,351,618
Issued and fully paid share capital | $			$ 2,400,000			$ 2,400,000	$ 2,400,000	$ 2,400,000	$ 1,205,700,000
Treasury shares held by Company (shares)						(237,386)		(237,386.000000)
Treasury shares held by Company | $						$ 0		$ 0
Outstanding shares in issue (shares)			24,114,232			24,114,232	24,114,232	24,114,232	241,142,651
Outstanding shares in issue | $						$ 2,400,000		$ 2,400,000
Contributed surplus | $						$ 2,037,600,000		2,037,600,000
Authorized share capital | $			$ 10,000,000				$ 10,000,000	$ 10,000,000	$ 2,000,000,000
Formation of Company
Common Shares [Line Items]
Stock issued during period, shares, new issues					3,000
Private Placement
Common Shares [Line Items]
Stock issued during period, shares, new issues				30,000,000	50,000,000
Stock Issued to Parent
Common Shares [Line Items]
Stock issued during period, shares, new issues		150,000,000
Initial Public Offering
Common Shares [Line Items]
Stock issued during period, shares, new issues	13,513,514
Share Capital
Common Shares [Line Items]
Reverse stock split ratio			0.10			0.10
Contributed surplus
Common Shares [Line Items]
Contributed surplus increase | $			$ (1,203,300,000)				$ (1,203,300,000)